Commitments and Contingencies (Details) (USD $)	12 Months Ended		6 Months Ended
	Jan. 31, 2013 David Stark	Jul. 31, 2013 David Stark	Jul. 31, 2013 American Institute of Research
Contractual Obligation, Date of Contract	Sep. 01, 2012		May 14, 2013
Contractual Obligation, Monthly Fee	$ 4,000
Contractual Obligation, Accrued Fees	11,000	32,500
Contractual Obligation, Appx Total Cost			257,875
Contractual Obligation, Maximum Subjects			50
Contractual Obligation, Cost Per Subject			5,037.50
Contractual Obligation, Other Expected Costs, Total			$ 6,000